Basis of Presentation of the Consolidated Financial Statements - Telecommunication Towers Transaction Breakdown (Details) - EUR (€) € in Millions	2 Months Ended	12 Months Ended
	Aug. 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Result of the transaction: gain		€ 24	€ 205	€ 11,008
Translation differences		(1,826)	(2,996)	(2,751)
Income tax		899	(641)	(1,378)
Result attributable to non-controlling shareholders		(318)	(308)	(2,580)
Result attributable to equity holders of the parent		€ (892)	€ 2,011	€ 8,137
Europe and Latin America towers division | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Result of the transaction: gain	€ 6,099
Selling price	7,865
Less: carrying amount of net assets and transaction costs	1,729
Result before reclassification of translation differences	6,136
Translation differences	(37)
Income tax	(162)
Result attributable to non-controlling shareholders	(2,246)
Result attributable to equity holders of the parent	€ 3,691